QRAFT AI-Enhanced U.S. High Dividend ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	COMMUNICATION SERVICES — 9.4%
4,032	AT&T, Inc.	$115,436
597	BCE, Inc.	25,313
164	Electronic Arts, Inc.	23,485
621	Lumen Technologies, Inc.	7,688
95	New York Times Co. - Class A	4,711
334	News Corp. - Class A	6,480
2,342	Verizon Communications, Inc.	128,224
		311,337
	CONSUMER DISCRETIONARY — 17.3%
39	Advance Auto Parts, Inc.	5,817
146	Best Buy Co., Inc.	15,888
485	Carnival Corp.	9,055
390	eBay, Inc.	22,039
2,251	Ford Motor Co.	23,703
82	Genuine Parts Co.	7,698
609	Home Depot, Inc.	164,929
157	L Brands, Inc.	6,399
432	Las Vegas Sands Corp.	20,775
279	MGM Resorts International	7,968
240	Newell Brands, Inc.	5,765
886	NIKE, Inc. - Class B	118,361
202	Ross Stores, Inc.	22,481
891	Stellantis N.V.	13,570
283	Target Corp.	51,271
679	TJX Cos., Inc.	43,483
32	Ulta Beauty, Inc.*	8,952
221	VF Corp.	16,988
43	Williams-Sonoma, Inc.	5,544
61	Wynn Resorts Ltd.	6,071
		576,757
	CONSUMER STAPLES — 16.9%
1,052	Altria Group, Inc.	43,216
71	Clorox Co.	14,872
257	Coca-Cola European Partners PLC	11,943
193	Kimberly-Clark Corp.	25,495
433	Kroger Co.	14,938
123	Molson Coors Beverage Co. - Class B	6,170
783	PepsiCo, Inc.	106,934
881	Philip Morris International, Inc.	70,172
288	Sysco Corp.	20,595
490	Walgreens Boots Alliance, Inc.	24,622

QRAFT AI-Enhanced U.S. High Dividend ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
1,602	Walmart, Inc.	$225,065
		564,022
	ENERGY — 11.1%
388	Baker Hughes Co.	7,795
780	Canadian Natural Resources Ltd.	17,612
607	ConocoPhillips	24,298
1,336	Enbridge, Inc.	44,890
1,527	Energy Transfer LP	9,574
1,235	Enterprise Products Partners LP	24,984
330	EOG Resources, Inc.	16,817
2,393	Exxon Mobil Corp.	107,302
500	Halliburton Co.	8,815
127	Magellan Midstream Partners LP	5,646
368	Marathon Petroleum Corp.	15,883
527	Occidental Petroleum Corp.	10,572
251	ONEOK, Inc.	9,997
247	Phillips 66	16,747
788	Schlumberger N.V.	17,502
1,005	Suncor Energy, Inc.	16,814
231	Valero Energy Corp.	13,035
		368,283
	FINANCIALS — 8.3%
309	AGNC Investment Corp. - REIT	4,820
129	Apollo Global Management, Inc.	5,926
501	Bank of New York Mellon Corp.	19,955
799	Bank of Nova Scotia	42,579
1,178	Citigroup, Inc.	68,312
154	CNA Financial Corp.	5,917
45	Credicorp Ltd.	6,765
1,168	Deutsche Bank A.G.*	11,820
73	M&T Bank Corp.	9,670
224	Prudential Financial, Inc.	17,535
200	State Street Corp.	14,000
2,339	Wells Fargo & Co.	69,889
		277,188
	HEALTH CARE — 18.1%
234	Bausch Health Cos., Inc.*	5,967
166	Cardinal Health, Inc.	8,919
173	Cerner Corp.	13,859
9	Chemed Corp.	4,661
741	CVS Health Corp.	53,093

QRAFT AI-Enhanced U.S. High Dividend ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
513	Eli Lilly and Co.	$106,689
709	Gilead Sciences, Inc.	46,510
81	Henry Schein, Inc.*	5,334
1,490	Johnson & Johnson	243,064
1,432	Merck & Co., Inc.	110,364
293	Viatris, Inc.*	4,978
		603,438
	INDUSTRIALS — 2.4%
326	3M Co.	57,265
77	C.H. Robinson Worldwide, Inc.	6,588
765	CNH Industrial N.V.*	9,754
245	Howmet Aerospace, Inc.	6,022
		79,629
	INFORMATION TECHNOLOGY — 13.7%
2,389	Cisco Systems, Inc.	106,502
70	Citrix Systems, Inc.	9,332
16	Fair Isaac Corp.*	7,202
728	Hewlett Packard Enterprise Co.	8,984
2,319	Intel Corp.	128,728
504	International Business Machines Corp.	60,031
126	NetApp, Inc.	8,371
335	NortonLifeLock, Inc.	7,058
1,671	Oracle Corp.	100,979
146	Seagate Technology PLC	9,653
172	Western Digital Corp.	9,706
		456,546
	MATERIALS — 0.8%
189	LyondellBasell Industries N.V. - Class A	16,209
36	Reliance Steel & Aluminum Co.	4,179
147	Westrock Co.	6,090
		26,478
	REAL ESTATE — 0.8%
332	Brookfield Property Partners LP	5,654
163	Iron Mountain, Inc. - REIT	5,488
173	Simon Property Group, Inc. - REIT	16,077
		27,219
	UTILITIES — 0.3%
307	FirstEnergy Corp.	9,443
	TOTAL COMMON STOCKS
	(Cost $3,121,242)	3,300,340

QRAFT AI-Enhanced U.S. High Dividend ETF

SCHEDULE OF INVESTMENTS - Concluded

January 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.7%
24,567	Invesco Government & Agency Portfolio - Institutional Class, 0.03%#	$24,567
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,567)	24,567
	TOTAL INVESTMENTS — 99.8%
	(Cost $3,145,809)	3,324,907
	Other Assets in Excess of Liabilities — 0.2%	5,118
	TOTAL NET ASSETS — 100.0%	$3,330,025

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.